Client Name:
Client Project Name:	SEMT 2026-11
Start - End Dates:	4/16/2026 - 8/21/2026
Deal Loan Count:	199

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER3122	Loan documents do not meet guideline requirements	1
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	3
Credit	DTI	CRDDTI2540	Missing verification of some or all components of non-subject PITI	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least XXX%, but less than XXX%	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Credit	Insurance	CRDINSR5351	Insurance Effective date is greater than the transaction date	1
Credit	Insurance	CRDINSR5352	Flood Effective date is greater than the transaction date	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Compliance	TILA/RESPA Integrated Disclosure	CMPTRID5806	TRID - At least 1 CD prior to the last CD at or prior to closing was not provided to all with rescission rights.	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - XXX Form Used in Refinance With Original Creditor	2
Compliance	Texas Home Equity	CMPTXHE308	Voluntary Same-Lender Debt disclosure not provided to borrower	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in XXX days of application	2
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				23

 ©2026 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.